Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Oct. 03, 2022	Sep. 30, 2022	Sep. 06, 2022
Ambrus Tax-Conscious National Bond Fund - Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Account Value		$ 11,040	$ 10,952	$ 10,863	$ 10,775	$ 10,666	$ 10,641	$ 10,702	$ 10,676	$ 10,663	$ 10,649	$ 10,467	$ 10,099	$ 10,180	$ 10,343	$ 10,381	$ 10,329	$ 10,276	$ 10,345	$ 10,326	$ 10,272	$ 10,435	$ 10,180	$ 10,126	$ 9,926	$ 10,000
Ambrus Tax-ConsciousNational Bond Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Account Value		$ 11,006			10,748			10,700			10,632			10,190			10,356			10,304			10,174			10,000
Ambrus Core Bond Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Account Value	[1]	$ 11,112			10,682			10,602			10,566			10,084			10,152			10,140			9,947				$ 9,762	$ 10,000
Bloomberg California Municipal Inter-Short (1-10 Year) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg California Municipal Inter-Short (1-10 Year) Index
Account Value		$ 11,331			11,032			11,034			11,077			10,266			10,689			10,700			10,410			$ 10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	[1]	$ 10,863			10,326			10,319			10,400			9,736			10,061			10,147			9,855				9,674	10,000
Bloomberg Intermediate U.S. Government/Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Intermediate U.S. Government/Credit Bond Index
Account Value	[1]	$ 10,939			$ 10,502			$ 10,435			$ 10,450			$ 9,994			$ 10,078			$ 10,160			$ 9,929				$ 9,779	$ 10,000

[1]	The Ambrus Core Bond Fund commenced operations on September 6, 2022.